Borrowings and capital resources - Bonds and Own shares (Details)
£ / shares in Units, £ in Millions, $ in Millions, $ in Millions, € in Billions, ¥ in Billions, kr in Billions, SFr in Billions, $ in Billions
			12 Months Ended
	Feb. 25, 2019 £ / shares shares	Feb. 25, 2016 GBP (£) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 NOK (kr) shares	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2019 CHF (SFr) shares	Mar. 31, 2019 HKD ($) shares	Mar. 31, 2019 AUD ($) shares	Mar. 31, 2019 GBP (£) shares	Mar. 31, 2019 EUR (€) shares	Mar. 12, 2019 GBP (£) £ / shares	Mar. 12, 2019 EUR (€)	Mar. 31, 2018	Aug. 15, 2017 £ / shares
Liquidity and capital resources
Bonds issued							$ 2,100	$ 1,200	£ 3,400
Percentage of issued share capital			7.40%
Bonds
Liquidity and capital resources
Borrowing capacity | €										€ 30.0
Bonds issued			$ 20.9	kr 2.2	¥ 10	SFr 0.7				18.3
Notional amount | €										43.0
US shelf programme
Liquidity and capital resources
Bonds issued | €										10.2
Stand-alone documentation
Liquidity and capital resources
Bonds issued | €										€ 4.2
Convertible bonds
Liquidity and capital resources
Bonds issued | £		£ 2,900									£ 3,400
Notional amount											3,400	€ 3.8
Financial liabilities at fair value											£ 100	€ 0.1
Conversion price | £ / shares											£ 1.3505
Convertible bonds maturing on 25 August 2017
Liquidity and capital resources
Bonds issued | £		£ 1,400
Number of shares issued upon conversion of bonds | shares		729,100,000
Conversion price | £ / shares														£ 1.9751
Convertible bonds maturing on 25 February 2019
Liquidity and capital resources
Number of shares issued upon conversion of bonds | shares	799,100,000
Conversion price | £ / shares	£ 1.8021
Convertible bonds maturing on 12 March 2021
Liquidity and capital resources
Bonds issued | £											£ 1,700
Borrowing interest rate											1.20%	1.20%
Convertible bonds maturing on 12 March 2022
Liquidity and capital resources
Bonds issued | £											£ 1,700
Borrowing interest rate											1.50%	1.50%
Minimum. | Bonds Mature Between 2020 and 2056 [Member]
Liquidity and capital resources
Borrowing interest rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%
Maximum
Liquidity and capital resources
Treasury shares | shares			2,139,038,029	2,139,038,029	2,139,038,029	2,139,038,029	2,139,038,029	2,139,038,029	2,139,038,029	2,139,038,029
Maximum | Bonds Mature Between 2020 and 2056 [Member]
Liquidity and capital resources
Borrowing interest rate			7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%			8.125%